CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Outstanding unsecured convertible promissory notes	$ 530,000	$ 530,000	$ 530,000	$ 530,000
Debt discount	63,600	63,600	63,600	63,600
Amortized to interest expense	3,000	10,000
Unamortized debt discount				75,000
Debt issuance costs		160,500
Additional debt discount				83,452
Unamortized debt discount related to the converted notes	271,413	426,054
January 2014 Issuance [Member]
Outstanding unsecured convertible promissory notes	1,120,000	1,120,000	1,120,000
Debt discount	32,100	32,100	32,100
Amortized to interest expense	225,000		636,000
Unamortized debt discount	$ 969,000	$ 969,000	$ 969,000